Document and Entity Information	12 Months Ended
Jul. 01, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	TAPESTRY, INC.
Trading Symbol	TPR
Entity Central Index Key	0001116132
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Jul. 01, 2017
Amendment Flag	false